Earnings Per Share Dividends	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Earnings Per Share Dividends

42.	EARNINGS PER SHARE - DIVIDENDS
Basic earnings per share were calculated by dividing net profit attributable to common shareholders of the Bank by the weighted average number of common shares outstanding during the fiscal year.
In calculating the weighted average of outstanding common shares, the number of shares at the beginning of the fiscal year is adjusted, if applicable, by the number of common shares issued or withdrawn during the fiscal year, weighted by the number of days those shares have been outstanding. Note 41 provides a breakdown of the changes in the Bank’s capital stock.
The following table reflects the income and shares data used in the basic earnings per share:

Items	12/31/2025	12/31/2024	12/31/2023
Net profit attributable to parent’s shareholders	289,494,680	428,193,992	1,667,326,227
Plus: Potential dilutive effect inherent to common shares (1)
Net profit attributable to parent’s shareholders adjusted for dilution	289,494,680	428,193,992	1,667,326,227
Weighted average of outstanding common shares of the fiscal year	639,409	639,413	639,413
Plus: Weighted average of additional common shares with dilutive effects
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	639,409	639,413	639,413

Basic earnings per share (in pesos)	452.7535	669.6673	2,607.5889

(1)	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.
Dividends paid and proposed
The Shareholders’ Meeting held on April 25, 2023, decided to distribute cash dividends and/or dividends in kind, in this case measured at market value, for an amount of 75,040,918 (not restated), representing 117.36 pesos per share, subject to prior BCRA authorization. On May 12, 2023, the BCRA authorized this earnings distribution, which were paid during the fiscal year ended December 31, 2023 according to the installment schedule.
On September 29, 2023, Macro Agro SAU (formerly known as Comercio Interior SAU) distributed cash dividends for an amount of 440,000 (not restated).
Through Communiqué “A” 7984 issued on March 21, 2024 the BCRA established that up to December 31, 2024, financial institutions which had the BCRA’s authorization could distribute up to 60% of the amount of earnings that should have been distributed if the “Earnings distributions” rules had been applied, in 6 equal, monthly and consecutive installments. The amount of each dividend installment will be paid in constant currency on each payment date.
The Shareholders’ Meeting held on April 12, 2024, approved to distribute cash dividends and/or dividends in kind, in this case measured at market value, for an amount of 401,735,819 (not restated), representing 628.29 pesos per share, subject to prior BCRA authorization. On May 6, 2024, the BCRA authorized this earnings distribution.

On the other hand, according to Communiqué “A” 7997 issued on April 30, 2024, the BCRA established that financial institutions which had the BCRA’s authorization could distribute earnings in 3 equal, monthly and consecutive installments. Additionally, financial institutions must grant the option to each non-resident
shareholder to receive their dividends –totally or partially– in a single cash installment as long as those funds are applied directly to the primary subscription of Bonds for the Reconstruction of a Free Argentina (BOPREAL, for its acronym in Spanish) in accordance with current exchange regulations. Installments 1, 2 and 3 have been paid on May 22, 2024, June 26, 2024 and July 22, 2024, respectively, for an amount of 161,784,356, 168,541,001 and 176,255,234 (amounts stated in constant currency as of each payment date), respectively.
On April 4, 2025, the Shareholders’ Meeting approved to distribute cash dividends and/or in kind, in this case measured at market value, for an amount of 300,000,000 (amount expressed in constant currency as of December 31, 2024), representing 469.18 pesos per share, subject to prior BCRA authorization. On June 4, 2025, the BCRA authorized this earnings distribution.
On the other hand, according to Communiqué “A” 8214 issued on March 13, 2025, the BCRA established that financial institutions which had the BCRA’s authorization could distribute earnings in 10 equal, monthly and consecutive installments. As of December 31, 2025, installments 1 to 7 have been paid for an amount of 33,978,991, 34,529,086, 35,185,720, 35,845,731, 36,589,874, 37,446,788 and 38,372,817 (amounts stated in constant currency as of each payment date). As of the date of issuance of these consolidated Financial Statements, installments 8, 9 and 10 have been paid for an amount of
39,464,628, 40,601,848 and 41,777,808, respectively (amount stated in constant currency as of each payment date).
The Shareholders’ Meeting held on April 8, 2026, approved to distribute cash dividends and/or dividends in kind, in this case measured at market value, for an amount of 138,956,468 (not restated), representing 217.33 pesos per share, subject to prior BCRA authorization.
On the other hand, according to Communiqué “A” 8410 issued on March 19, 2026, the BCRA established that up to December 31, 2026, financial institutions which have the prior BCRA’s authorization will be allowed to distribute earnings up to 60% of the net income for the 2025 fiscal year, net of legal and statutory reserves. This distribution may be made in 3 equal, non-cumulative monthly installments, starting on the third working day of May and of each month in which the payment is made. The allocation of earnings must be consistent with the information disclosed in the Business Plan and Projections Reporting Regime and the Capital Self-Assessment Report. Moreover, the BCRA established that the calculation of the components to determine distributable earnings, as well as the amount of the aforementioned installments, must be measured in constant currency as of the date of the Shareholders’ Meeting.